Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares	Weighted Average Number of Shares

Weighted average number of shares:	Year Ended December 31, 2014
Class A common stock - Basic and diluted	29,602

Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings (loss) per share for the year ended December 31, 2014 was calculated as follows:

	Year Ended December 31, 2014
(In thousands, except per share amounts)	Basic	Diluted (1)
EPS Numerator:
Net loss attributable to Class A Common stock shareholders	$(25,617)	$(25,617)
EPS Denominator:
Weighted-average shares outstanding	29,602	29,602
Loss per share	$(0.87)	$(0.87)